Income Taxes - Schedule of Income Tax (Benefit) Expense (Details) - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Reconciliation of the Difference Between the Expected Income Tax (Benefit) Expense [Abstract]
Loss before income taxes		$ (4,274,408)	$ (4,576,119)	$ (207,693)
Applicable income tax rate		16.50%	16.50%	16.50%
Income tax benefits at applicable income tax rate		$ (705,277)	$ (755,060)	$ (34,270)
Non-deductible expenses	[1]	881,429	642,533	79,652
Income not subject to tax		(148)	(40)	(22)
Tax effect of two-tiered profits tax rates		(21,554)	(62,480)	(22,680)
Under-provision in previous years		4,632	26,762
Change in valuation allowance		(115,848)	161,644	(23,204)
Income tax expenses (benefits)		$ 43,234	$ 13,359	$ (524)

[1]	Non-deductible expenses for the year ended March 31, 2025 mainly represented expenses incurred by the Company. For the year ended March 31, 2024, these expenses were incurred by both the Company and IWHL. For the year ended March 31, 2023, such expenses were primarily from IWHL. Since the Company and IWHL are holding companies with no operations, these expenses were not allowed to be carried forward and set off against profits in subsequent periods according to Hong Kong tax laws.